NET INCOME PER SHARE (Details Textual) - shares	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	381,426	1,814,724	1,421,576